Note 10 - Equity (Details) - Restricted Stock Activity - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 10 - Equity (Details) - Restricted Stock Activity [Line Items]
Restricted stock awards granted			90,000
Restricted Stock [Member]
Note 10 - Equity (Details) - Restricted Stock Activity [Line Items]
Outstanding	662,375	0
Remaining available to be issued		42,950
Restricted stock awards granted	8,000	662,375
Outstanding	670,375	662,375	0